STOCKHOLDERS' EQUITY - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Equity [Abstract]
Cash dividends paid	$ 0	$ 0
Number of shares repurchased	0	0	0